UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares	Description	Value
EQUITIES — 94.0%
CHINA — 55.8%
Consumer Discretionary — 5.2%
5,092,000	Brilliance China Automotive Holdings Ltd.(2)	$ 3,949,339
6,033,000	China ZhengTong Auto Services Holdings Ltd.(2)	5,356,743
2,252,000	Dongfeng Motor Group Co. Ltd. “H”	3,054,056
6,942,000	Skyworth Digital Holdings Ltd.(1)	2,411,728
3,312,000	Springland International Holdings Ltd.	2,172,959

		16,944,825

Energy — 11.4%
1,734,000	China Coal Energy Co. Ltd. “H”	1,547,856
1,200,000	China Oilfield Services Ltd. “H”	1,526,489
4,788,000	China Petroleum & Chemical Corp. “H”	4,606,233
883,500	China Shenhua Energy Co. Ltd. “H”	3,465,430
8,693,000	CNOOC Ltd.	13,982,191
7,664,000	PetroChina Co. Ltd. “H”	9,286,537
1,204,000	Yanzhou Coal Mining Co. Ltd. “H”	2,562,754

		36,977,490

Financials — 16.6%
20,775,000	Agricultural Bank of China Ltd. “H”	6,785,717
13,523,780	China Construction Bank Corp. “H”	8,182,452
4,047,000	China Life Insurance Co. Ltd. “H”	9,576,056
2,314,441	China Overseas Land & Investment Ltd.	3,306,789
1,034,600	China Pacific Insurance Group Co. Ltd. “H”	2,982,783
3,664,000	China Resources Land Ltd.	3,941,800
22,817,835	Industrial & Commercial Bank of China Ltd. “H”	11,022,262
3,171,500	KWG Property Holding Ltd.	1,176,220
2,560,000	PICC Property & Casualty Co. Ltd. “H”	2,738,386
759,000	Ping An Insurance (Group) Co. of China Ltd. “H”	4,245,248

		53,957,713

Health Care — 0.4%
4,238,000	Trauson Holdings Co. Ltd.	1,132,100

Industrials — 2.8%
668,000	China Merchants Holdings (International) Co. Ltd.	1,791,662
6,902,000	China Southern Airlines Co. Ltd. “H”(2)	3,172,561
2,284,000	Cosco Pacific Ltd.	2,527,543
2,000,999	Sany Heavy Equipment International Holdings Co. Ltd.	1,582,153

		9,073,919

Information Technology — 9.5%
26,900	Baidu, Inc. (ADR)(2)	2,875,879
5,494,608	Comba Telecom Systems Holdings Ltd.(1)	3,998,455
4,824,000	GCL-Poly Energy Holdings Ltd.	1,256,091
10,653,999	Kingdee International Software Group Co. Ltd.(1)	3,982,370
8,808,000	Lenovo Group Ltd.	5,891,516
45,100	Netease.com, Inc. (ADR)(2)	1,721,016
18,538	SINA Corp.(2)	1,327,506
480,200	Tencent Holdings Ltd.	9,963,752

		31,016,585

Materials — 2.4%
549,000	Anhui Conch Cement Co. Ltd. “H”	1,491,685
5,652,000	China Resources Cement Holdings Ltd.	3,722,513
654,000	Jiangxi Copper Co. Ltd. “H”	1,135,236
916,000	Zhaojin Mining Industry Co. Ltd. “H”	1,524,251

		7,873,685

Telecommunication Services — 7.5%
1,183,000	China Mobile Ltd.	11,568,117
8,984,000	China Telecom Corp. Ltd. “H”	5,627,934
3,532,000	China Unicom (Hong Kong) Ltd.	7,183,406

		24,379,457

	TOTAL CHINA	181,355,774

HONG KONG — 29.5%
Consumer Discretionary — 6.7%
3,563,000	Dah Chong Hong Holdings Ltd.	3,658,323
2,248,000	Li & Fung Ltd.	3,752,249
1,659,500	Lifestyle International Holdings Ltd.	4,211,538
415,000	Luk Fook Holdings (International) Ltd.	1,214,433
1,282,400	Sands China Ltd.(2)	3,001,423
1,084,000	SJM Holdings Ltd.	1,915,631
4,871,000	Techtronic Industries Co. Ltd.	3,275,957
2,020,000	Xinyi Glass Holdings Ltd.	840,797

		21,870,351

Financials — 12.9%
2,860,000	AIA Group Ltd.	8,102,108
2,150,500	BOC Hong Kong (Holdings) Ltd.	4,548,386
607,000	Cheung Kong (Holdings) Ltd.	6,582,500
494,000	Hang Lung Properties Ltd.	1,470,311
313,000	Hong Kong Exchanges & Clearing Ltd.	4,541,873
207,200	HSBC Holdings PLC	1,583,912
492,000	Hysan Development Co. Ltd.	1,491,077
708,000	Sun Hung Kai Properties Ltd.	8,124,950
233,500	Swire Pacific Ltd.	2,400,002
622,600	Wharf Holdings Ltd. (The)	3,072,750

		41,917,869

Health Care — 1.3%
14,568,000	Sino Biopharmaceutical Ltd.	4,118,864

Industrials — 2.1%
917,000	Hutchison Whampoa Ltd.	6,788,520

Information Technology — 0.6%
898,000	AAC Technologies Holdings Inc.	1,926,287

Utilities — 5.9%
855,000	Cheung Kong Infrastructure Holdings Ltd.	4,982,829
482,500	CLP Holdings Ltd.	4,348,424
1,311,000	Power Assets Holdings Ltd.	10,033,765

		19,365,018

	TOTAL HONG KONG	95,986,909

TAIWAN — 8.7%
Consumer Staples — 1.3%
731,000	President Chain Store Corp.	4,116,896

Financials — 3.3%
3,188,685	Fubon Financial Holding Co. Ltd.	3,292,764
5,862,960	Mega Financial Holding Co. Ltd.	4,025,997
4,886,470	Prince Housing & Development Corp.	3,448,029

		10,766,790

Industrials — 0.0%
85,722	Far Eastern New Century Corp.	87,446

Information Technology — 3.4%
478,000	Catcher Technology Co. Ltd.	2,736,746
697,400	Hon Hai Precision Industry Co. Ltd.	1,554,104
129,150	HTC Corp.	2,835,732
622,000	Simplo Technology Co. Ltd.	3,820,297

		10,946,879

Materials — 0.7%
848,000	Formosa Plastics Corp.	2,235,459

	TOTAL TAIWAN	28,153,470

	TOTAL EQUITIES (cost $366,180,072)	305,496,153

SHORT-TERM INVESTMENT — 5.9%
Money Market Fund(3) — 5.9%
19,022,390	JPMorgan Prime Money Market Fund, 0.01% (cost $19,022,390)	19,022,390

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
Money Market Fund(3) — 0.2%
832,549	State Street Navigator Securities Lending Prime, 0.19% (cost $832,549)	832,549

	TOTAL INVESTMENTS — 100.1% (cost $386,035,011)	325,351,092
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS — (0.1%)	(362,403)

	NET ASSETS — 100.0%	$324,988,689

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

PLC—Public Limited Company

(1)	All or a portion of the security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $680,944; cash collateral of $832,549 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at September 30, 2011.

Aggregate cost for federal income tax purposes was $391,704,076 and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,925,258
Gross unrealized depreciation	(73,278,242)

Net unrealized depreciation	$(66,352,984)

The difference between book and tax basis was attributable to deferred losses on wash sales and passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$5,924,401	$175,431,373	$—
Hong Kong	—	95,986,909	—
Taiwan	—	28,153,470	—
Money Market Funds	19,854,939	—	—

Total	$25,779,340	$299,571,752	$—

Fair value of Level 2 investments at 12/31/10 was $0. $263,951,746 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Industry Diversification

as of September 30, 2011 (Unaudited)

Percentage of Net Assets
EQUITIES
Consumer Discretionary	11.9%
Consumer Staples	1.3
Energy	11.4
Financials	32.8
Health Care	1.7
Industrials	4.9
Information Technology	13.5
Materials	3.1
Telecommunication Services	7.5
Utilities	5.9

TOTAL EQUITIES	94.0
Short-Term Investment	5.9
Investments of Cash Collateral from Securities Loaned	0.2

TOTAL INVESTMENTS	100.1
Liabilities in excess of cash and other assets	(0.1)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Baring Asset Management (Asia) Ltd. to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange (“NYSE”) on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date November 16, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 16, 2011

*	Print the name and title of each signing officer under his or her signature.